                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  06/30/04
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/6/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   256,300,636
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

             Form 13F Information Table - Birinyi Associates 1/31/04

          Column 1               Column 2       Column 3    Column 4             Column 5             Column 6
---------------------------   --------------   ---------   ---------   ---------------------------   ----------
          Name of                                            Value     Shrs or                       Investment
           Issuer             Title of class     CUSIP     (x $1000)   prn amt   SH/PRN   Put/Call   discretion
---------------------------   --------------   ---------   ---------   -------   ------   --------   ----------
SPY                                 ETF        78462F103    $20,296    177,210                          SOLE
DIA                                 ETF        252787106    $10,777    103,000                          SOLE
BRK/A                          COMMON STOCK    084670108    $ 7,739         87                          SOLE
C                              COMMON STOCK    172967101    $ 7,496    161,199                          SOLE
GE                             COMMON STOCK    369604103    $ 6,580    203,086                          SOLE
XOM                            COMMON STOCK    30231G102    $ 6,477    145,840                          SOLE
PFE                            COMMON STOCK    717081103    $ 6,395    186,538                          SOLE
WMT                            COMMON STOCK    931142103    $ 5,653    107,140                          SOLE
MMM                            COMMON STOCK    88579Y101    $ 5,306     58,950                          SOLE
AIG                            COMMON STOCK    026874107    $ 5,286     74,164                          SOLE
DELL                           COMMON STOCK    24702R101    $ 5,122    143,000                          SOLE
IBM                            COMMON STOCK    459200101    $ 5,060     57,402                          SOLE
AXP                            COMMON STOCK    025816109    $ 4,256     82,825                          SOLE
GS                             COMMON STOCK    38141G104    $ 4,148     44,050                          SOLE
CVX                            COMMON STOCK    166764100    $ 3,819     40,583                          SOLE
BAC                            COMMON STOCK    060505104    $ 3,785     44,733                          SOLE
MSFT                           COMMON STOCK    594918104    $ 3,668    128,440                          SOLE
MO                             COMMON STOCK    02209S103    $ 3,574     71,400                          SOLE
YHOO                           COMMON STOCK    984332106    $ 3,471     95,350                          SOLE
CSCO                           COMMON STOCK    17275R102    $ 3,354    141,498                          SOLE
EBAY                           COMMON STOCK    278642103    $ 3,322     36,125                          SOLE
PGR                            COMMON STOCK    743315103    $ 3,305     38,750                          SOLE
INTC                           COMMON STOCK    458140100    $ 3,204    116,100                          SOLE
MWD                            COMMON STOCK    617446448    $ 3,095     58,650                          SOLE
AMGN                           COMMON STOCK    031162100    $ 2,799     51,288                          SOLE
UTX                            COMMON STOCK    913017109    $ 2,767     30,250                          SOLE
MER                            COMMON STOCK    590188108    $ 2,667     49,400                          SOLE
LLY                            COMMON STOCK    532457108    $ 2,664     38,112                          SOLE
FNM                            COMMON STOCK    313586109    $ 2,576     36,100                          SOLE
JNJ                            COMMON STOCK    478160104    $ 2,568     46,100                          SOLE
PG                             COMMON STOCK    742718109    $ 2,556     46,950                          SOLE
TYC                            COMMON STOCK    902124106    $ 2,522     76,100                          SOLE
BBY                            COMMON STOCK    086516101    $ 2,507     49,400                          SOLE
CAT                            COMMON STOCK    149123101    $ 2,383     30,000                          SOLE
CFC                            COMMON STOCK    222372104    $ 2,164     30,800                          SOLE
KO                             COMMON STOCK    191216100    $ 1,779     35,250                          SOLE
MRK                            COMMON STOCK    589331107    $ 1,722     36,250                          SOLE
VZ                             COMMON STOCK    92343V104    $ 1,609     44,450                          SOLE
AMZN                           COMMON STOCK    023135106    $ 1,550     28,500                          SOLE
IEF                                 ETF        464287440    $ 1,507     18,150                          SOLE
IP                             COMMON STOCK    460146103    $ 1,493     33,400                          SOLE
DOW                            COMMON STOCK    260543103    $ 1,486     36,500                          SOLE
JPM                            COMMON STOCK    46625H100    $ 1,384     35,700                          SOLE
BSC                            COMMON STOCK    073902108    $ 1,349     16,000                          SOLE
PBCT                           COMMON STOCK    710198102    $ 1,329     42,650                          SOLE
LEH                            COMMON STOCK    524908100    $ 1,309     17,400                          SOLE
TXN                            COMMON STOCK    882508104    $ 1,302     53,850                          SOLE
SLB                            COMMON STOCK    806857108    $ 1,242     19,550                          SOLE
UST                            COMMON STOCK    902911106    $ 1,197     33,250                          SOLE
ED                             COMMON STOCK    209115104    $ 1,179     29,650                          SOLE
DE                             COMMON STOCK    244199105    $ 1,164     16,600                          SOLE
GM                             COMMON STOCK    370442105    $   979     21,009                          SOLE
SBC                            COMMON STOCK    78387G103    $   966     39,850                          SOLE

          Column 1                    Column 8
---------------------------   -----------------------
                                  Voting authority
          Name of             -----------------------
           Issuer               Sole    Shared   None
---------------------------   -------   ------   ----
SPY                           177,210
DIA                           103,000
BRK/A                              87
C                             161,199
GE                            203,086
XOM                           145,840
PFE                           186,538
WMT                           107,140
MMM                            58,950
AIG                            74,164
DELL                          143,000
IBM                            57,402
AXP                            82,825
GS                             44,050
CVX                            40,583
BAC                            44,733
MSFT                          128,440
MO                             71,400
YHOO                           95,350
CSCO                          141,498
EBAY                           36,125
PGR                            38,750
INTC                          116,100
MWD                            58,650
AMGN                           51,288
UTX                            30,250
MER                            49,400
LLY                            38,112
FNM                            36,100
JNJ                            46,100
PG                             46,950
TYC                            76,100
BBY                            49,400
CAT                            30,000
CFC                            30,800
KO                             35,250
MRK                            36,250
VZ                             44,450
AMZN                           28,500
IEF                            18,150
IP                             33,400
DOW                            36,500
JPM                            35,700
BSC                            16,000
PBCT                           42,650
LEH                            17,400
TXN                            53,850
SLB                            19,550
UST                            33,250
ED                             29,650
DE                             16,600
GM                             21,009
SBC                            39,850

             Form 13F Information Table - Birinyi Associates 1/31/04

          Column 1               Column 2       Column 3    Column 4             Column 5             Column 6
---------------------------   --------------   ---------   ---------   ---------------------------   ----------
          Name of                                            Value     Shrs or                       Investment
           Issuer             Title of class     CUSIP     (x $1000)   prn amt   SH/PRN   Put/Call   discretion
---------------------------   --------------   ---------   ---------   -------   ------   --------   ----------
QCOM                           COMMON STOCK    747525103    $   945     12,950                          SOLE
CD                             COMMON STOCK    151313103    $   927     37,850                          SOLE
HPQ                            COMMON STOCK    428236103    $   919     43,578                          SOLE
FDX                            COMMON STOCK    31428X106    $   811      9,925                          SOLE
HD                             COMMON STOCK    437076102    $   764     21,700                          SOLE
ABT                            COMMON STOCK    002824100    $   759     18,622                          SOLE
DHI                            COMMON STOCK    23331A109    $   738     26,000                          SOLE
COF                            COMMON STOCK    14040H105    $   735     10,750                          SOLE
TIP                                 ETF        464287176    $   698      6,850                          SOLE
WM                             COMMON STOCK    939322103    $   639     16,550                          SOLE
BA                             COMMON STOCK    097023105    $   588     11,500                          SOLE
TWX                            COMMON STOCK    887317105    $   575     32,700                          SOLE
CCE                            COMMON STOCK    191219104    $   565     19,500                          SOLE
QQQ                                 ETF        631100104    $   564     14,950                          SOLE
DNA                            COMMON STOCK    368710406    $   554      9,860                          SOLE
F                              COMMON STOCK    345370860    $   537     34,300                          SOLE
BAX                            COMMON STOCK    071813109    $   526     15,250                          SOLE
MCD                            COMMON STOCK    580135101    $   525     20,200                          SOLE
WPO                            COMMON STOCK    939640108    $   465        500                          SOLE
CPB                            COMMON STOCK    134429109    $   441     16,400                          SOLE
BMY                            COMMON STOCK    110122108    $   436     17,800                          SOLE
NVR                            COMMON STOCK    62944T105    $   436        900                          SOLE
PGL                            COMMON STOCK    711030106    $   422     10,000                          SOLE
BRK/B                          COMMON STOCK    084670207    $   402        136                          SOLE
BP                                  ADR        055622104    $   392      7,312                          SOLE
GLH                                 ADR        363595109    $   387      8,000                          SOLE
AA                             COMMON STOCK    013817101    $   380     11,500                          SOLE
IGT                            COMMON STOCK    459902102    $   367      9,500                          SOLE
GDT                            COMMON STOCK    401698105    $   355      6,361                          SOLE
PEP                            COMMON STOCK    713448108    $   354      6,579                          SOLE
L                              COMMON STOCK    530718105    $   319     35,435                          SOLE
WFC                            COMMON STOCK    949746101    $   315      5,500                          SOLE
GDW                            COMMON STOCK    381317106    $   303      2,850                          SOLE
KSS                            COMMON STOCK    500255104    $   296      7,000                          SOLE
EFA                                 ETF        464287465    $   286      2,000                          SOLE
COP                            COMMON STOCK    20825C104    $   267      3,500                          SOLE
NXTL                           COMMON STOCK    65332V103    $   263      9,850                          SOLE
MOT                            COMMON STOCK    620076109    $   246     13,500                          SOLE
IMMU                           COMMON STOCK    452907108    $   244     50,000                          SOLE
AZO                            COMMON STOCK    053332102    $   240      3,000                          SOLE
SNE                                 ADR        835699307    $   228      6,000                          SOLE
BVC                            COMMON STOCK    07262L309    $   206     10,000                          SOLE
NOK                                 ADR        654902204    $   176     12,100                          SOLE
SUNW                           COMMON STOCK    866810104    $    43     10,000                          SOLE
NEOM                           COMMON STOCK    640505103    $     1     10,000                          SOLE
Government of Canada 121/24        Bond        016410357    $   400    400,000                          SOLE
Procter & Gamble 4% 4/30/05        Bond        014434143    $   250    250,000                          SOLE

          Column 1                    Column 8
---------------------------   -----------------------
                                  Voting authority
          Name of             -----------------------
           Issuer               Sole    Shared   None
---------------------------   -------   ------   ----
QCOM                           12,950
CD                             37,850
HPQ                            43,578
FDX                             9,925
HD                             21,700
ABT                            18,622
DHI                            26,000
COF                            10,750
TIP                             6,850
WM                             16,550
BA                             11,500
TWX                            32,700
CCE                            19,500
QQQ                            14,950
DNA                             9,860
F                              34,300
BAX                            15,250
MCD                            20,200
WPO                               500
CPB                            16,400
BMY                            17,800
NVR                               900
PGL                            10,000
BRK/B                             136
BP                              7,312
GLH                             8,000
AA                             11,500
IGT                             9,500
GDT                             6,361
PEP                             6,579
L                              35,435
WFC                             5,500
GDW                             2,850
KSS                             7,000
EFA                             2,000
COP                             3,500
NXTL                            9,850
MOT                            13,500
IMMU                           50,000
AZO                             3,000
SNE                             6,000
BVC                            10,000
NOK                            12,100
SUNW                           10,000
NEOM                           10,000
Government of Canada 121/24   400,000
Procter & Gamble 4% 4/30/05   250,000